Cover	Mar. 14, 2022
Cover [Abstract]
Entity Registrant Name	New Momentum Corporation
Entity Central Index Key	0001132509
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 14, 2022
Entity File Number	000-52273
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	88-0435998
Entity Address Address Line 1	150 Cecil Street
Entity Address Address Line 2	#08-01
Entity Address Country	SG
Entity Address Postal Zip Code	069543
City Area Code	65
Local Phone Number	3105-4128